Disposal of a Subsidiary (Details)			10 Months Ended	12 Months Ended
	Aug. 03, 2020 USD ($)	Aug. 03, 2020 CNY (¥)	Jun. 16, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disposal of a Subsidiary (Details) [Line Items]
Percentage of consolidated net assets					0.20%
Net assets					$ 113,117
Chengdu BaiJiaYun [Member] | Discontinued Operations [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Disposal of a Subsidiary (Details) [Line Items]
Percentage of equity interest agreed to transfer	100.00%	100.00%
Cash consideration	$ 148,442	¥ 983,000
Net loss			$ 261,559
Percentage of consolidated net assets					6.40%
Adjustment of additional paid in capital on disposal of discontinued operation				$ 113,117
Chengdu BaiJiaYun [Member] | Discontinued Operations [Member] | Variable Interest Entity, Primary Beneficiary [Member] | BaiJiaYun [Member]
Disposal of a Subsidiary (Details) [Line Items]
Equity interest, percentage			100.00%